Expense Example	Jun. 12, 2026 USD ($)
Siren DIVCON Leaders Dividend ETF | Siren DIVCON Leaders Dividend ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 44
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	542
SIREN NEXGEN ECONOMY ETF | SIREN NEXGEN ECONOMY ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	$ 847